Concentration of Major Customers and Suppliers (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	54.00%	10.00%
Customer Concentration Risk [Member] | Customer I [Member] | Revenue [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	17.00%
Customer Concentration Risk [Member] | Customer M [Member] | Revenue [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		10.00%
Customer Concentration Risk [Member] | Customer N [Member] | Trade Accounts Receivable [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		73.00%
Customer Concentration Risk [Member] | Customer O [Member] | Trade Accounts Receivable [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		18.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier L [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	100.00%	96.00%
Supplier Concentration Risk [Member] | Trade Accounts Payable [Member] | Supplier P [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	100.00%	98.00%